SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8: - SHAREHOLDERS' EQUITY

a.Ordinary shares:

The ordinary shares confer upon their holders the right to attend and vote at general meetings of the shareholders. Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends, and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.Issuance of shares:

On May 25, 2018, the Company entered into a Controlled Equity OfferingSM sales agreement with Cantor Fitzgerald & Co. (“Cantor”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Cantor, ordinary shares, par value NIS 0.01 per share, of the Company (the “Ordinary Shares”), under an “at-the-market” ("ATM") offering, having an aggregate offering price of up to $ 25,000 (the “ATM Shares”). As of December 31, 2019, 7,245,268 shares were issued and sold under the ATM, with proceeds of approximately $ 22,914 (net of $ 781 issuance expenses). The program was terminated in 2019.

On June 14, 2018, the Company entered into securities purchase agreement with certain institutional investors and a placement agency agreement with JMP Securities LLC in connection with a registered direct offering (the “Offering”) of an aggregate of 5,316,457 Ordinary Shares (the “RD Shares”) of the Company at a purchase price of $ 3.95 per RD Share. In connection with the issuance of the RD Shares, the Company also issued warrants to purchase an aggregate of up to 4,253,165 additional ordinary shares. The Warrants are exercisable at a price of $ 4.74 per Ordinary Share and have a term of five years from the date of issuance. The Offering was made pursuant to the Company’s Registration Statement. Proceeds from the Offering were $ 19,767 (net of $ 1,233 issuance expenses).

During the year ended December 31, 2020, warrants to purchase an aggregate of 3,866,139 Ordinary Shares were exercised with proceeds of approximately $18,325 and warrants to purchase up to 387,026 Ordinary Shares remain outstanding.

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Master Clinical Agreement”) with Bristol-Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol-Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol-Myers Squibb made a $ 12,000 equity investment in the Company. Under the terms of the securities purchase agreement, Bristol-Myers Squibb purchased 2,424,243 ordinary shares of the Company at a purchase price of $ 4.95 per share. The share price represents a 33% premium over the average closing price of Compugen’s ordinary shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

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COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8: - SHAREHOLDERS' EQUITY (Cont.)

b.Issuance of shares (Cont.):

The premium over the fair market value in the amount of $ 4,121 represents the relative fair value of deferred participation of Bristol-Myers Squibb in R&D expenses (which are amortized over the period of the clinical trial, based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements”) and $ 7,788 (net of $ 91 issuance expenses) were considered equity investment.

In March 2020, the Company entered into an underwriting agreement with SVB Leerink LLC and Stifel, Nicolaus & Company, Incorporated, as representatives of several underwriters relating to the issuance and sale in a public offering of 8,333,334 of the Company's ordinary shares at a price to the public of $9.00 per share (and a price of $8.46 per share to the underwriters). Such shares were issued on March 16, 2020. In addition, the Company granted the underwriters a 30-day option to purchase additional ordinary shares at the price set forth above. On April 14, 2020, the Company issued and sold, pursuant to that underwriting agreement additional 483,005 ordinary shares pursuant to the underwriters’ option specified above. The Company sold a total of 8,816,339 ordinary shares in the offering with proceeds of $74,147 (net of $5,200 issuance expenses).

c.Share option plan:

Under the Company's 2010 Share Option Plan as amended (the "Plan"), options may be granted to employees, directors and non-employees of the Company and Compugen USA Inc.

Under the 2010 Share Option Plan the Company reserved for issuance up to an aggregate of 12,395,152 ordinary shares. The Company's Board of Directors last amended the Plan in May 2020, to increase the number of shares available under the 2010 Plan and extend the plan term by additional 10 years. As of December 31, 2020, an aggregate of 2,366,351 options under the 2010 Share Option Plan of the Company are still available for future grants.

In general, options granted under the Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the Company's board of directors. The exercise price of the options granted under the Plan may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company.

Any options that are cancelled, forfeited or expired become available for future grants.

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COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8: - SHAREHOLDERS' EQUITY (Cont.)

c.Share option plan (Cont.):

Transactions related to the grant of options to employees, directors and non-employees under the above Plan during the year ended December 31, 2020, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,102,345	4.52	5.67	13,942
Options granted	1,358,500	13.34
Options exercised	(3,070,542)	5.18
Options forfeited	(430,047)	3.49
Options expired	-

Options outstanding at end of year	5,960,256	6.26	6.94	37,587

Exercisable at end of year	2,721,869	4.73	5.38	20,098

Weighted average fair value of options granted to employees, directors and non-employees during the years 2020, 2019 and 2018 was $ 7.15, $ 1.73 and $ 1.56 per share, respectively.

Aggregate intrinsic value of exercised options by employees, directors and non-employees during the years 2020, 2019 and 2018 was $ 21,610, $ 979 and $ 1,521, respectively. The aggregate intrinsic value of the exercised options represents the total intrinsic value (the difference between the sale price of the Company's share at the date of exercise, and the exercise price) multiplied by the number of options exercised.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of calendar 2020 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2020. This amount is impacted by the changes in the fair market value of the Company's shares.

d.Employee Stock Purchase Plan:

The Company adopted an ESPP in November 2020, with the first offering period starting at January 1, 2021. As of December 31, 2020, total of 600,000 ordinary shares were reserved for issuance under this plan.

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COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8: - SHAREHOLDERS' EQUITY (Cont.)

d.Employee Stock Purchase Plan (Cont.):

The ESPP is implemented through six-month offering periods (except for the first offering period that will be five months). According to the ESPP, eligible employees and non-employees may use up to 15% of their base salaries to purchase ordinary shares up to an aggregate limit of $40 per participant for every calendar year. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the first day of each offering period or on the last day of such period.

As of December 31, 2020, no ordinary shares had been purchased under the ESPP and 600,000 ordinary shares were available for issuance under the ESPP.

e.As of December 31, 2020, the total unrecognized estimated compensation cost related to non-vested share options granted prior to that date was $11,236 which is expected to be recognized over a weighted average period of approximately 3.40 years.

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2020	2019	2018

Research and development expenses	$1,123	$1,151	$948
Marketing and business development expenses	172	46	215
General and administrative expenses	1,477	1,211	1,003

	$2,772	$2,408	$2,166